Shareholder Report, Holdings (Details)	May 31, 2024
C000006333 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000006333 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006333 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006333 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006333 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006333 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006333 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006333 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006333 [Member] | American International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006333 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006333 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000006333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000006333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000006333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000006333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000006333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000006333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000006333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006333 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000006335 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000006335 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006335 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006335 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006335 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006335 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006335 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006335 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006335 [Member] | American International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006335 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000006335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000006335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000006335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000006335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000006335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000006335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000006335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006335 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000031061 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000031061 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000031061 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000031061 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031061 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000031061 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000031061 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031061 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031061 [Member] | American International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000031061 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000031061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000031061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000031061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000031061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000031061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000031061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000031061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000031061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000031061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000031061 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000006336 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000006336 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006336 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006336 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006336 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006336 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006336 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006336 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006336 [Member] | American International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006336 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000006336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000006336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000006336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000006336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000006336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000006336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000006336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006336 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000171459 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000171459 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000171459 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000171459 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171459 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000171459 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000171459 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171459 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171459 [Member] | American International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000171459 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000171459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000171459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%
C000171459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000171459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000171459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000171459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000171459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000171459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171459 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000171459 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%